GOODWILL	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 9 — GOODWILL

Changes in the carrying amount of goodwill were as follows:

(In millions)	June 30, 2022	Acquisitions	Other	June 30, 2023	Acquisitions		Other		June 30, 2024

Productivity and Business Processes	$31,395	$11	$(47)	$31,359	$0		$2		$31,361
Intelligent Cloud	25,389	223	64	25,676	0		(28)		25,648
More Personal Computing	10,740	0	111	10,851	51,235	(a)	125	(a)	62,211

Total	$67,524	$234	$128	$67,886	$51,235		$99		$119,220

(a)
Includes goodwill of $51.0 billion related to Activision Blizzard. See Note 8 – Business Combinations for further information.

We have recast certain prior period amounts to conform to the way we internally manage and monitor our business. Refer to Note 1 – Accounting Policies for further information.

The measurement periods for the valuation of assets acquired and liabilities assumed end as soon as information on the facts and circumstances that existed as of the acquisition dates becomes available, but do not exceed 12 months. Adjustments in purchase price allocations may require a change in the amounts allocated to goodwill during the periods in which the adjustments are determined.

Any change in the goodwill amounts resulting from foreign currency translations and purchase accounting adjustments are presented as “Other” in the table above. Also included in “Other” are business dispositions and transfers between segments due to reorganizations, as applicable.

As discussed in Note 1 – Accounting Policies, during the first quarter of fiscal year 2025 we made changes to our segments. These segment changes also resulted in changes to reporting units. We reallocated goodwill across impacted reporting units using a relative fair value approach. In addition, we completed an assessment of any potential goodwill impairment for all reporting units immediately prior to the reallocation and determined that no impairment existed.

Goodwill Impairment

We test goodwill for impairment annually on May 1 at the reporting unit level, primarily using a discounted cash flow methodology with a peer-based, risk-adjusted weighted average cost of capital. We believe use of a discounted cash flow approach is the most reliable indicator of the fair values of the businesses.

No instances of impairment were identified in our May 1, 2024, May 1, 2023, or May 1, 2022 tests. As of June 30, 2024 and 2023, accumulated goodwill impairment was $11.3 billion.